Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 22. Commitments and Contingencies

The Company may be involved in certain legal proceedings, claims, and other disputes arising from the commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations, or liquidity.

As of June 30, 2026, the Company had a capital commitment of approximately $3,757,745 in connection with a construction project, representing the contracted amount that had not yet been incurred or recognized in the unaudited condensed consolidated financial statements. The total contract amount for the project was approximately $16,326,952.